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                            SUNAMERICA EQUITY FUNDS

              Supplement to the Prospectus dated January 29, 1999

        Under the section entitled Fund Highlights on page 2 of the Prospectus, the chart under the question "What are the Funds' investment goals, strategies and techniques?" is replaced in its entirety with the following:

A:
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                                                Principal
                                Investment      Investment         Principal Investment
        Fund                      Goal           Strategy               Techniques

Blue Chip Growth Fund           capital         growth          invests primarily by active trading
                                appreciation                    in common stocks that demonstrate the
                                                                potential for capital appreciation, issued
                                                                generally by large sized companies
                                                                (currently considered to be those with
                                                                market capitalizations greater than $8.3
                                                                billion)

Mid-Cap Growth Fund             capital         growth          invests primarily by active trading
                                appreciation                    in common stocks that demonstrate the
                                                                potential for capital appreciation, issued
                                                                generally by medium sized companies
                                                                (currently considered to be those with
                                                                market capitalizations greater than $1.5
                                                                billion and less than $8.3 billion)

Small Company Growth Fund       capital         growth          invests primarily in common stocks
                                appreciation                    (including, when deemed appropriate
                                                                by active trading) that demonstrate the
                                                                potential for capital appreciation, used
                                                                generally by smaller capitalization
                                                                companies (currently considered to be
                                                                those with market capitalizations of $1.5
                                                                billion or less)

Growth and Income Fund          capital         growth and      invests primarily by active trading
                                appreciation    value           in common stocks, issued by
                                and current                     companies of any size, that pay
                                income                          dividends, demonstrate the potential for
                                                                capital appreciation and/or are believed
                                                                to be undervalued in the market

Balanced Assets Fund            conservation    asset           invests by active trading partly in
                                of principal    allocation      common stocks that demonstrate
                                and capital     and growth      the potential for capital appreciation
                                appreciation                    issued by companies with market
                                                                capitalizations of over $1 billion, and
                                                                partly in high-quality bonds

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August 24, 1999